INVENTORY	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
INVENTORY

NOTE 8 -INVENTORY

	New Israeli Shekels
	December 31,
	2020	2021
	In millions
Handsets and devices	36	36
Accessories and other	9	13
Spare parts	20	22
ISP modems, routers, servers and related equipment	12	16
	77	87

Write-downs recorded	7	5
Cost of inventory recognized as expenses and included in cost of revenues for the year ended	544	581
Cost of inventory used as fixed assets	8	33